employee future benefits - Defined benefit pension plans expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Defined benefit pension plan expense (recovery)
Total	$ 95	$ 82
Pension plans | Pension plan
Defined benefit pension plan expense (recovery)
Current service cost	88	78
Past service costs	1	(2)
Interest expense arising from defined benefit obligations accrued	318	331
Return, including interest income, on plan assets	(255)	(690)
Interest effect on asset ceiling limit	4	4
Total	67	(355)
Administrative fees	6	6
Re-measurements arising from demographic assumptions	(62)	77
Re-measurements arising financial assumptions	(588)	526
Total	(650)	603
Changes in the effect of limiting net defined benefit assets to the asset ceiling	149	(9)
Total	(339)	321
Pension plans | Pension plan | Employee benefits expense
Defined benefit pension plan expense (recovery)
Current service cost	88	78
Past service cost	1	(2)
Administrative fees	6	6
Total	95	82
Pension plans | Pension plan | Financing costs
Defined benefit pension plan expense (recovery)
Interest expense arising from defined benefit obligations accrued	318	331
Return, including interest income, on plan assets	(306)	(330)
Interest effect on asset ceiling limit	4	4
Total	16	5
Total	16	5
Pension plans | Pension plan | Other comprehensive income
Defined benefit pension plan expense (recovery)
Return, including interest income, on plan assets	51	(360)
Total	51	(360)
Re-measurements arising from demographic assumptions	(62)	77
Re-measurements arising Financial assumptions	(588)	526
Total	(650)	603
Changes in the effect of limiting net defined benefit assets to the asset ceiling	149	(9)
Defined benefit pension plan expense (recovery)	$ (450)	$ 234